Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Number of Options, Outstanding, Beginning Balance	1,110,526	474,676	51,942
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 6.29	$ 5.49	$ 10.50
Number of Options, Granted		1,120,150	436,400
Weighted Average Exercise Price, Granted		$ 6.71	$ 4.96
Number of Options, Exercised		(14,000)	(5,333)
Weighted Average Exercise Price, Exercised		$ 4.82	$ 8.37
Number of Options, Cancelled	(129,400)	(470,300)	(8,333)
Weighted Average Exercise Price, Cancelled	$ 6.56	$ 6.54	$ 4.09
Number of Options, Outstanding, Ending Balance	981,126	1,110,526	474,676
Weighted Average Exercise Price, Ending Balance	$ 6.25	$ 6.29	$ 5.49